Intangible Assets - Schedule of Intangible Assets (Details) (10-K) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Indefinite lived intangible assets: Goodwill	$ 109,983	$ 109,983	$ 108,707
Total indefinite lived intangible assets	109,983	109,983	108,707
Other intangible assets: Trademarks	103,258	103,258	52,699
Other intangible assets: Software	504,314	504,314	252,423
Other intangible assets: Customer list	855,073	855,073	459,657
Other intangible assets: Non-compete	858	858
Total other intangible assets	3,713,503	1,463,503	764,779
Accumulated amortization	(765,413)	(472,944)	(135,803)
Total other intangible assets, net	$ 2,948,090	$ 990,559	$ 628,976